UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

Investment Company Act file number 811-3807

SunAmerica Money Market Funds, Inc.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

Vincent M. Marra

Senior Vice President

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Item 1. Schedule of Investments.

SunAmerica Money Market Fund

PORTFOLIO OF INVESTMENTS - September 30, 2007 (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES — 78.5%
ASSET-BACKED COMMERCIAL PAPER — 4.3%
Galaxy Funding, Inc.
5.24% due 10/23/07*	$23,000,000	$22,926,349
Sedna Finance, Inc.
5.25% due 10/30/07*(3)	12,000,000	11,949,250
Windmill Funding Corp.
5.25% due 10/03/07*	19,000,000	18,994,458

Total Asset-Backed Commercial Paper
(amortized cost $53,870,057)		53,870,057

CERTIFICATES OF DEPOSIT — 16.7%
ABN AMRO Bank NV
5.15% due 12/27/07	15,000,000	15,001,047
Barclays Bank PLC
5.32% due 10/11/07	20,000,000	20,000,000
Calyon NY
5.33% due 03/04/08	32,000,000	32,000,662
Dexia Credit Local SA NY
5.09% due 11/06/07	20,500,000	20,500,204
Fortis Bank
5.07% due 10/29/07	5,100,000	5,099,130
5.31% due 02/19/08	25,500,000	25,500,480
HBOS Treasury Services NY
5.35% due 10/25/07	20,000,000	20,000,000
5.36% due 10/22/07	23,000,000	23,000,193
Lloyds TSB Bank PLC
5.06% due 01/04/08	15,000,000	15,000,390
Royal Bank of Canada NY
5.67% due 10/04/07	19,000,000	18,998,048
State Street Boston Corp.
5.80% due 10/04/07	15,000,000	15,000,928
Wachovia Bank N.A.
5.35% due 02/25/08	1,000,000	1,000,795

Total Certificates of Deposit
(amortized cost $211,101,877)		211,101,877

COMMERCIAL PAPER — 26.4%
Bank of America Corp.
5.11% due 10/29/07*†	23,000,000	23,000,793
BNP Paribas
5.29% due 11/05/07	5,000,000	4,999,609
Deutsche Bank Financial LLC
5.00% due 10/01/07	50,000,000	50,000,000
Dexia Delaware LLC
5.00% due 10/01/07	20,000,000	20,000,000
General Electric Capital Corp.
4.67% due 10/01/07	24,000,000	24,000,000
5.15% due 10/16/07	4,500,000	4,490,344
HSBC Bank USA, Inc.
5.20% due 12/27/07	26,000,000	25,673,266
Rabobank USA Financial Corp.
4.89% due 10/01/07	50,000,000	50,000,000
Societe Generale
5.05% due 10/01/07	27,000,000	27,000,000
5.25% due 10/05/07	19,000,000	18,988,917
UBS Americas, Inc.
4.75% due 10/01/07	40,000,000	40,000,000
UBS Finance LLC
4.75% due 10/01/07	45,000,000	45,000,000

Total Commercial Paper
(amortized cost $333,152,929)		333,152,929

MEDIUM TERM NOTES — 16.7%
Barclays Bank PLC
5.41% due 11/02/07	27,000,000	27,000,000
Cheyne Finance LLC
5.34% due 10/08/07*†(2)(3)(4)	23,000,000	23,000,000
General Electric Capital Corp.
5.87% due 10/11/07†	21,000,000	21,008,183
HSBC Finance Corp.
5.50% due 11/09/07†	4,000,000	4,004,004
Merrill Lynch & Co., Inc.
5.13% due 10/22/07†	19,000,000	19,000,000
5.89% due 10/12/07†	21,000,000	21,000,000
Morgan Stanley Dean Witter Co.
5.49% due 10/18/07†	23,000,000	23,010,413
Royal Bank of Scotland
5.37% due 12/06/07*†	18,000,000	18,006,447
Sedna Finance, Inc.
5.32% due 10/15/07*†(3)	36,000,000	35,999,496
Wells Fargo & Co.
5.76% due 12/10/07†	40,000	40,005
5.77% due 10/03/07†	19,000,000	19,000,000

Total Medium Term Notes
(amortized cost $211,068,548)		211,068,548

U.S. GOVERNMENT AGENCIES — 7.5%
Agency for International Development Panama
5.62% due 10/02/07†	2,201,048	2,206,750
Federal Farm Credit Bank
4.75% due 10/03/07	14,000,000	13,996,306
Federal Home Loan Bank
4.00% due 10/01/07	44,000,000	44,000,000
4.75% due 10/05/07	14,000,000	13,992,611
Federal Home Loan Mortgage
4.53% due 10/26/07	20,000,000	19,937,083

Total U.S. Government Agencies
(amortized cost $94,132,750)		94,132,750

U.S. GOVERNMENT TREASURIES — 6.9%
United States Treasury Bills
3.30% due 10/04/07	33,000,000	32,990,925
3.55% due 10/04/07	29,000,000	28,991,421
3.80% due 10/04/07	25,000,000	24,992,083

Total U.S. Government Treasuries
(amortized cost $86,974,429)		86,974,429

Total Short-Term Investment Securities — 78.5%
(amortized cost $990,300,590)		990,300,590

REPURCHASE AGREEMENT — 21.2%
UBS Securities, LLC
Joint Repurchase Agreement(1)	266,612,000	266,612,000

TOTAL INVESTMENTS —
(amortized cost $1,256,912,590) #	99.7%	1,256,912,590
Other assets less liabilities	0.3	4,131,251

NET ASSETS	100.0%	$1,261,043,841

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At September 30, 2007, the aggregate value of these securities was $153,876,793 representing 12.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

#	At September 30, 2007, the cost of securities for federal income tax purposes was the same for book purposes.

†	Variable Rate Security — the rate reflected is as of September 30, 2007, maturity date reflects next reset date.

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	Illiquid

(3)	Structured Investment Vehicle

(4)	On August 28, 2007, mark to market losses experienced in the investment portfolio of Cheyne Finance PLC (“Cheyne”), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Sun America Money Market Fund, triggered the appointment of receivers (Deloitte & Touche LLP) (collectively, the “Receiver”). On October 17, 2007, the Receiver determined that Cheyne is, or is about to become, unable to pay its debts as they fall due and that an insolvency event occurred. As a result of this determination, the Cheyne Notes became immediately due and payable and are in default as a result of non-payment. These events, which are based on published reports, materially adversely affect the ability of Cheyne Finance LLC to make interest and principal payments due on the Notes. According to additional public reports available, as of November 16, 2007, the Receiver is in the process of negotiating a refinancing of Cheyne or a sale of its assets, however, there can be no assurance that such a transaction will be consummated. Any such transaction may impact the nature and amount of principal and interest payable to the SunAmerica Money Market Fund.

Industry Allocation*

Foreign Banks	22.8%	Commercial Banks	4.8
Repurchase Agreement	21.2	Diversified Financial Services	3.6
Finance	9.6	Super-Regional Banks	1.9
Money Center Banks	8.3	Asset Backed/Finance	1.8
Sovereign Agency	7.5	Asset Backed/Securities	1.8
U.S. Government Securities	6.9	Domestic Bank	1.5
Finance – Investment Bank/Brokerage	5.0	Commercial Banks-Canadian	1.5
		Asset Backed/Multi-Asset	1.5

			99.7%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

SunAmerica Municipal Money Market Fund

PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES — 99.3%
Alabama — 2.6%
Stevenson Alabama Industrial Development Board Environmental Improvement Revenue (LOC - JP Morgan Chase Bank)
3.99% due 10/03/07†	$3,000,000	$3,000,000

Arizona — 2.8%
Arizona Health Facilities Authority Revenue
3.75% due 10/03/07†	1,000,000	1,000,000
Maricopa County, Arizona Industrial Development Authority Multi Family Housing Revenue Series A (LOC - Wells Fargo Bank N.A.)
3.92% due 10/04/07†	1,470,000	1,470,000
Maricopa County, Arizona Industrial Development Revenue (LOC - Harris Trust & Savings Bank N.A.)
3.93% due 10/04/07†	790,000	790,000

		3,260,000

California — 4.3%
California Health Facilities Financing Authority Revenue Series B
3.63% due 10/03/07†	1,345,000	1,345,000
California State Department of Water Resources Supply Revenue Sub Series G-2 (LOC - Lloyds TSB Bank plc)
3.73% due 10/04/07†	1,400,000	1,400,000
Southern California Public Power Authority Revenue (LOC - Lloyds TSB Bank plc)
3.75% due 10/03/07†	2,300,000	2,300,000

		5,045,000

Colorado — 5.2%
Colorado Housing & Finance Authority Series AA3
3.85% due 10/03/07†	3,095,000	3,095,000
Colorado Housing & Finance Authority Series SFM, Class 1-B-2
3.85% due 10/03/07†	1,040,000	1,040,000
Colorado Springs, Colorado Revenue (LOC - Wells Fargo Bank N.A.)
3.94% due 10/04/07†	1,345,000	1,345,000
Durango, Colorado Revenue (LOC - Wells Fargo Bank N.A.)
3.94% due 10/04/07†	660,000	660,000

		6,140,000

Connecticut — 1.4%
State of Connecticut Series 1
3.85% due 10/03/07†	1,695,000	1,695,000

Florida — 4.1%
Collier County Health Facilities Authority (LOC - Wachovia Bank N.A.)
3.88% due 10/03/07†	350,000	350,000
County of Miami-Dade Florida
3.86% due 10/03/07†	3,800,000	3,800,000
Florida Keys Aqueduct Authority Revenue
3.87% due 10/03/07†	700,000	700,000

		4,850,000

Georgia — 1.3%
Municipal Electric Authority of Georgia
3.80% due 10/03/07†	1,500,000	1,500,000

Idaho — 0.3%
Idaho Health Facilities Authority Revenue
4.15% due 10/01/07†	325,000	325,000

Illinois — 10.1%
Chicago O’Hare International Airport Revenue Class B (LOC - Societe Generale)
3.87% due 10/03/07†	845,000	845,000
Chicago O’Hare International Airport Revenue Series C
3.87% due 10/03/07†	3,400,000	3,400,000
Chicago, Illinois Waterworks Revenue (LOC - Bank One N.A.)
3.80% due 10/03/07†	500,000	500,000
Illinois Finance Authority Revenue (LOC - Bank One N.A.)
3.79% due 10/04/07†	2,900,000	2,900,000
Jackson-Union Counties Regional Port District (LOC - Wachovia Bank N.A.)
3.78% due 10/03/07†	1,600,000	1,600,000
State of Illinois Series B
3.86% due 10/03/07†	2,625,000	2,625,000

		11,870,000

Indiana — 5.1%
Marion, Indiana Economic Development Revenue (LOC - Bank of America N.A.)
3.87% due 10/03/07†	4,105,000	4,105,000
Reis Hospital and Health Care Service, Inc. Series A
3.87% due 10/03/07†	1,860,000	1,860,000

		5,965,000

Iowa — 1.2%
Iowa Higher Education Loan Authority Revenue (LOC - Wells Fargo Bank N.A.)
3.94% due 10/04/07†	100,000	100,000
Iowa Finance Authority Series F
3.88% due 10/04/07†	1,100,000	1,100,000
Storm Lake, Iowa Higher Education Facilities Revenue
3.99% due 10/04/07†	170,000	170,000

		1,370,000

Kentucky — 2.3%
Breckinridge County, Kentucky Lease Program Revenue Series A (LOC - U.S. Bank N.A.)
3.78% due 10/03/07†	1,640,000	1,640,000
Breckinridge County, Kentucky Lease Program Revenue (LOC - U.S. Bank N.A.)
3.78% due 10/03/07†	1,115,000	1,115,000

		2,755,000

Louisiana — 2.2%
State of Louisiana Series B
5.00% due 04/15/08†	2,500,000	2,543,511

Massachusetts — 4.2%
Massachusetts Development Finance Agency Revenue Series G
3.85% due 10/03/07†	2,100,000	2,100,000
Massachusetts State Series B
4.05% due 10/01/07†	2,100,000	2,100,000
University of Massachusetts Building Authority Project Revenue Series 1
3.86% due 10/03/07†	750,000	750,000

		4,950,000

Michigan — 8.8%
Detroit Michigan Water Supply System Revenue Series B
3.85% due 10/04/07†	2,450,000	2,450,000
Holt Michigan Public Schools
3.80% due 10/04/07†	4,000,000	4,000,000
Michigan State Hospital Finance Authority Revenue (LOC - Landesbank Hessen - Thuringen)
3.86% due 10/03/07†	1,950,000	1,950,000
Michigan State Housing Development Authority Series C
3.86% due 10/03/07†	2,000,000	2,000,000

		10,400,000

Missouri — 1.5%
Missouri Higher Education Loan Authority Revenue
3.94% due 10/03/07†	1,800,000	1,800,000

New York — 9.2%
Metropolitan Transportation Authority Series D-1
3.74% due 10/04/07†	300,000	300,000
Metropolitan Transportation Authority Series G-1
3.74% due 10/04/07†	745,000	745,000
Metropolitan Transportation Authority Series D-1
3.80% due 10/04/07†	2,500,000	2,500,000
New York City Municipal Water Finance Authority Sub Series C-3
3.90% due 10/01/07†	1,000,000	1,000,000
New York City Transitional Finance Authority, Sub Series 1-D
3.96% due 10/01/07†	825,000	825,000
New York State Urban Development Corporation Sub Series A-3-C
3.80% due 10/04/07†	800,000	800,000
New York, New York Sub. Series F-4 (LOC - Royal Bank of Scotland)
3.72% due 10/04/07†	605,000	605,000
New York, New York Serie E-Subseries E-3 (LOC - Bank of America N.A.)
3.84% due 10/04/07†	545,000	545,000
Triborough Bridge & Tunnel Authority Revenue
3.77% due 10/03/07†	3,475,000	3,475,000

		10,795,000

North Carolina — 9.4%
City of Charlotte North Carolina Series B
3.87% due 10/04/07†	2,400,000	2,400,000
City of Charlotte North Carolina Series F
3.87% due 10/04/07†	1,240,000	1,240,000
County of Guilford North Carolina Series B
3.87% due 10/04/07†	1,065,000	1,065,000
Durham, North Carolina Public Improvement
3.86% due 10/04/07†	300,000	300,010
Mecklenburg County, North Carolina Certificates of Participation
3.87% due 10/04/07†	1,530,000	1,530,000
North Carolina Medical Care Commission, Series B
3.84% due 10/03/07†	100,000	100,000
North Carolina Medical Care Commission, Series B
3.87% due 10/04/07†	1,970,000	1,970,000
State of North Carolina Series D
3.80% due 10/03/07†	1,825,000	1,825,000
Winston Salem North Carolina Water and Sewer Systems Revenue
3.85% due 10/03/07†	590,000	590,000

		11,020,010

North Dakota — 2.0%
North Dakota State Housing Finance Agency Revenue
3.95% due 10/03/07†	2,325,000	2,325,000

Ohio — 4.8%
City of Cleveland Ohio Series L
3.83% due 10/04/07†	1,050,000	1,050,000
Cleveland, Ohio Airport System Revenue, Class D (LOC - West LBAG)
3.94% due 10/03/07†	2,650,000	2,650,000
County of Hamilton Ohio Series B (LOC - JP Morgan Chase Bank)
3.77% due 10/04/07†	1,500,000	1,500,000
Franklin County, Ohio Hospital Revenue, Series B (LOC - Citibank N.A.)
3.84% due 10/04/07†	455,000	455,000

		5,655,000

Pennsylvania — 3.3%
Delaware Valley, Pennsylvania Regional Finance Authority Revenue (LOC - Bayerische Landesbank)
3.89% due 10/03/07†	300,000	300,000
Delaware Valley, Pennsylvania Regional Financial Authority, Series C (LOC - Bayerische Landesbank)
3.89% due 10/03/07†	1,700,000	1,700,000
Pennsylvania Turnpike Commission Series U
3.83% due 10/04/07†	900,000	900,000
Pennsylvania Turnpike Commission Class A-1
3.90% due 10/03/07†	1,000,000	1,000,000

South Carolina — 3.8%		3,900,000

Piedmont Municipal Power Agency Electric Revenue, Series A
3.85% due 10/03/07†	1,200,000	1,200,000
Piedmont Municipal Power Agency, Electric Revenue, Sub Series B-1,
3.86% due 10/03/07†	2,895,000	2,895,000
Piedmont Municipal Power Agency Electric Revenue, Sub Series B-3
3.86% due 10/03/07†	315,000	315,000

		4,410,000

Tennessee — 0.7%
Jackson Energy Authority Wastewater System Revenue
3.87% due 10/03/07†	850,000	850,000

Texas — 1.2%
Harris County Health Facilities Development Authority, Series A
3.86% due 10/03/07†	1,450,000	1,450,000

Utah — 1.5%
Utah State Building Ownership Authority, Series C
3.85% due 10/03/07†	1,710,000	1,710,000

Washington — 1.3%
Port of Seattle, Washington Industrial Development Corporation Revenue (LOC - Citibank N.A.)
3.95% due 10/03/07†	1,500,000	1,500,000

Wisconsin — 0.7%
Wisconsin Health & Educational Facilities Authority, Series A
3.76% due 10/03/07†	800,000	800,000

Wyoming — 4.0%
Wyoming Community Development Authority, Series A2
3.79% due 10/04/07†	4,395,000	4,395,000
Wyoming Community Development Authority, Series A
3.79% due 10/04/07†	350,000	350,000

		4,745,000

Registered Investment Company — 0.0%
SSgA Tax Free Money Market Fund
3.36% due 10/01/07†	32,706	32,706

TOTAL SHORT-TERM INVESTMENT SECURITIES
(amortized cost $116,661,227)*	99.3%	116,661,227
Other assets less liabilities	0.7	825,944

NET ASSETS —	100.0%	$117,487,171

*	At September 30, 2007, the cost of securities for federal income tax purposes was the same for book purposes.

†	Variable Rate Security - the rate reflected is as of September 30, 2007, maturity date reflects next reset date.

LOC - Letter of Credit

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – September 30, 2007 – (unaudited)

Note 1. Security Valuation

Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium.

Note 2. Repurchase Agreements

As of September 30, 2007, the following Fund held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

Fund	Percentage Interest	Principal Amount
Money Market Fund	42.64%	$266,612,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated September 28, 2007, bearing interest at a rate of 3.90% per annum, with a principal amount of $625,000,000 a repurchase price of $625,203,125, and a maturity date of October 1, 2007. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	2.38%	01/15/25	$59,350,000	$60,537,536
U.S. Treasury Inflation Index Notes	2.63	07/15/17	565,650,000	576,963,081

Note 3. Other Information

The matter related to American International Group, Inc.’s (“AIG”) settlement with the Securities and Exchange Commission (the “Commission”) and other governmental authorities that was reported in recent shareholder reports has been resolved. With respect to such matter, in September 2007, the Commission issued a permanent exemptive order (the “Order”) pursuant to Section 9(c) of the Investment Company Act of 1940, as amended, to AIG and certain affiliated persons of AIG, including AIG SunAmerica Asset Management Corp., AIG Global Investment Corp. and AIG SunAmerica Capital Services, Inc. The Order permits each entity to continue to provide advisory or distribution services to the Funds, as applicable. There has been no adverse impact to the Funds or the Funds’ shareholders.

ADDITIONAL INFORMATION

Additional information is available in the Funds’ Annual and Semi-annual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Money Market Funds, Inc.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: November 29, 2007

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: November 29, 2007